Convertible Loans (Tables)	9 Months Ended
Feb. 28, 2017
Convertible Loans [Abstract]
Summary of outstanding convertible notes

Note Holder	Issue Date	Maturity Date	Stated Interest Rate	Amount of Note	Repayments / Conversions	Principal Balance 2/28/2017
Crown Bridge Partners, LLC (1)	2/16/2016	2/16/2017	8%	$ 40,000	$ (40,000)	$ -
Crown Bridge Partners, LLC	4/19/2016	4/19/2017	8%	30,000	(30,000)	-
Adar Bays, LLC	5/9/2016	5/9/2017	8%	30,000	(30,000)	-
Eagle Equities, LLC	5/9/2016	5/9/2017	8%	30,000	(30,000)	-
Auctus Fund, LLC	5/10/2016	2/10/2017	8%	77,750	(77,750)	-
JSJ Investments Inc.	6/2/2016	2/26/2017	8%	55,000	(55,000)	-
Black Forest Capital LLC	6/14/2016	6/14/2017	8%	80,000	(80,000)	-
Crown Bridge Partners, LLC	12/28/2016	12/28/2017	8%	46,000	-	46,000
Total				$ 388,750	$ (342,750)	$ 46,000
(1)	This Note was repaid in full with cash on July 14, 2016.

Summary of activity of derivative liability for notes

Balance at May 31, 2015	$-
Increase to derivative due to new issuances	479,374
Derivative (gain) due to mark to market adjustment	(128,331)
Balance at May 31, 2016	351,040
Increase to derivative due to new issuances	434,591
Decrease due to debt settlement	(1,117,070)
Derivative loss due to mark to market adjustment	331,436
Balance at February 28, 2017	$-

Summary of quantitative information about significant unobservable inputs (Level 3 inputs) used in measuring derivative liabilities

Inputs	February 28, 2017	Initial Valuation
Stock price	$.0047 - .0325	$.52 – .74
Conversion price	$.002	$.14 – .27
Volatility (annual)	249% - 395%	324% - 335%
Risk-free rate	.51% - .90%	.51% - .52%
Years to maturity	.08 - 1	.76 - 1